Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net loss	$ (2,000,555)	$ (14,464,910)
Other comprehensive loss:
Foreign currency translation gain (loss)	(1,767,671)	44,523
Comprehensive loss	(3,768,226)	(14,420,387)
Comprehensive loss attributable to the non- controlling interest		385,520
Comprehensive loss attributable to the Company	$ (3,768,226)	$ (14,034,867)